ACQUISITION - Summary of Pro Forma Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Revenues
As reported	$ 180,202	$ 173,947	$ 176,792	$ 162,499	$ 161,448	$ 159,027	$ 161,332	$ 132,842	$ 147,236	$ 674,686	$ 600,437	$ 501,713
Pro forma											614,550	645,595
Operating Income
As reported	8,053	(883)	8,536	11,975	5,734	8,597	15,451	(4,262)	9,086	25,362	28,872	10,626
Pro forma											31,146	13,275
Net income (loss) applicable to common shareholders
As reported	(19,291)	(5,131)	2,421	(622)	(2,725)	(3,963)	7,282	(12,423)	518	(6,057)	(8,586)	(34,460)
Pro forma											$ (7,524)	$ (46,260)
Net income (loss) per share applicable to common shareholders
As reported (in USD per share)	$ (1.30)				$ (0.19)					$ (0.42)	$ (0.61)	$ (2.61)
Pro forma (in USD per share)											$ (0.54)	$ (3.51)